Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Intangible Assets, Net [Abstract]
Patents and trademarks	$ 234,145	$ 169,602
Less: accumulated amortization	(171,758)	(167,788)
Intangible assets, net	$ 62,387	$ 1,814